Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Summary of Cash and Cash Equivalents	For the purpose of the consolidated statements of cash flows, cash and cash equivalents consist of the following:

	December 31 2022	December 31 2021
	$	$
Cash	139.5	183.9
Unrestricted investments	8.8	10.0
Cash and deposits	148.3	193.9
Bank indebtedness	—	(7.2)
Cash and cash equivalents	148.3	186.7